UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

March 31, 2007 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	14,724,000

BANKING	M&T BANKCORP	193,000	22,355,190

	TCF FINANCIAL CORP	796,000	20,982,560

	WESTAMERICA BANCORP	386,100	18,598,437
			61,936,187

LIFE INSURANCE	PROTECTIVE LIFE CORP	471,400	20,760,456

MACHINERY	DONALDSON COMPANY	311,200	11,234,320
& EQUIPMENT
	IDEX CORP.	514,500	26,177,760

	GRACO	261,550	10,242,298

	KAYDON CORP	780,750	33,228,720
			80,883,098

FINANCIAL SERVICES	AMERICAN EXPRESS	177,000	9,982,800

PUBLISHING	JOHN WILEY & SON	661,700	24,985,792

RESTAURANTS	YUM! BRANDS, INC .	416,800	24,074,368

REGISTERED	ALLIED CAPITAL CORP	736,391	21,215,425
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	395	43,051,050
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,850	29,986,736

	WHITE MOUNTAINS INS	108,275	61,337,788
			134,375,574

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	50,789,386

MEDIA	MEREDITH CORP	447,450	25,679,156

RECREATION	INTERNATIONAL SPEEDWAY	515,688	26,661,070
& ENTERTAINMENT

PHARMACEUTICALS	BARR PHARMACEUTICALS *	250,000	11,587,500

CONSTRUCTION	MARTIN MARIETTA MAT.	193,443	26,153,494
MATERIALS

	VULCAN MATERIALS	257,065	29,942,931
			56,096,425

ELECTRONIC EQUIPMENT	COGNEX CORP	39,200	849,464

	ZEBRA TECHNOLOGY *	638,502	24,652,562
			25,502,026

RETAIL STORES	ROSS STORES, INC	941,422	31,696,917

	BED BATH & BEYOND	613,000	24,624,210

	WHOLE FOODS MARKET	200,000	8,970,000
			65,291,127

HOME FURNISHING	ETHAN ALLEN INTERIOR	179,075	6,328,511

	MOHAWK INDUSTRIES *	248,100	20,356,605
			26,685,116

INVESTMENT	FEDERATED INVESTORS	1,050,000	38,556,000
MANAGEMENT

CONSUMER PRODUCTS	CSS INDUSTRIES	137,375	5,148,815

HEALTH CARE	AMSURG CORP. *	696,150	17,048,714
SERVICES

	LINCARE HOLDINGS	400,000	14,660,000

	PEDIATRIX MEDICAL *	200,000	11,412,000
			43,120,714

RETAIL APPAREL	LIZ CLAIBORNE INC.	635,150	27,216,178

WHOLESALE	SCP POOL CORP	275,950	9,879,010
DISTRIBUTION
	CDW CORP.	402,900	24,750,147
			34,629,157

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	559,000	18,799,170

COMPUTER SOFTWARE & SVC.	KRONOS	344,000	18,404,000

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	763,875	27,010,620

REAL ESTATE INVESTMENT TR.	PLUM CREEK TIMBER	300,000	11,826,000

REAL ESTATE	FOREST CITY ENTERPRI	400,000	26,472,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	21,173,328

	FORWARD AIR CORP	439,233	14,441,981
			35,615,309

TOTAL COMMON SHARES			968,027,469

T-BILLS	US T 04-26
	US T-BILL 04-26-07	50,000,000	49,824,653

	ST TREAS
MONEY MARKETS	FIRST AMER TREAS FD	1	25,905,574

FINAL TOTALS:			1,043,757,696

Non-income- producing security

FAM EQUITY-INCOME FUND

March 31, 2007 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	202,500	6,810,075

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	104,221	3,685,255

BANKING	WEST AMERICA BANCORP	118,000	5,684,060

	TCF FINANCIAL CORP	223,000	5,878,280
			11,562,340

FINANCIAL SERVICES	AMERICAN EXPRESS	50,500	2,848,200

LIFE INSURANCE	PROTECTIVE LIFE CORP	88,219	3,885,165

MACHINERY	IDEX CORP.	100,137	5,094,971
& EQUIPMENT

	KAYDON CORP	100,000	4,256,000

	DONALDSON COMPANY	88800	3,205,680
			12,556,651

REGISTERED	ALLIED CAPITAL CORP	193,714	5,580,900
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	12,375	7,010,438
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	191,200	5,166,224

RECREATION &	INTERNATIONAL SPEED	25,800	1,333,860
ENTERTAINMENT

CONSTRUCTION MATERIALS	FLORIDA ROCK	32,000	2,153,280

	MARTIN MARIETTA MAT.	45,000	6,084,000

	VULCAN MATERIALS	36,200	4,216,576
			12,453,856

COMMERCIAL SERVICE	McGRATH RENTCORP	213,600	6,764,712

RETAIL STORES	ROSS STORES, INC	221,641	7,624,450

INVESTMENT	FEDERATED INVESTORS	200,700	7,369,704
MANAGEMENT
	FRANKLIN RESCOUCES	25,000	3,020,750
			10,390,454

MEDIA	MEREDITH CORP	48,573	2,787,604

PUBLISHING	COURIER CORP.	197,250	7,706,558

	JOHN WILEY & SON	177,750	6,711,840
			14,418,398

RETAIL APPAREL	LIZ CLAIBORNE INC.	23,074	988,721

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,978,464

	FORWARD AIR CORP	90,000	2,959,200
			6,937,664

TRAVEL	AMBASSADORS GROUP	39,791	1,322,653

WHOLESLE DISTRIBUTION	CDW CORP	109,100	6,702,013

ELECTRONIC EQUIPMENT	COGNEX CORP	45,700	990,319

TOTAL COMMON SHARES			131,819,952

T-BILLS	US T-BILLS 04/26/07	4,000,000	3,985,972

MONEY MARKETS	FIRST AMER TREAS FD	1	3,127,051

FINAL TOTALS:			138,932,975

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 1, 2007

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 1, 2007